Property and Equipment (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Gemini Direct Investment LLC and Subsidiaries [Member]
Depreciation and amortization expense	$ 1,986,050	$ 2,005,743